Long-Term Debt (Loss on Extinguishment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Extinguishment Of Debt Disclosures [Abstract]
Write-off of deferred financing costs	$ 0	$ 1,240,000
Loss on extinguishment of debt	$ 0	$ 1,240,000